PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Sensitivity to a Change of the Significant Actuarial Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 3,264	$ 3,022
Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	3,792	3,600
Present value of defined benefit obligation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	10,629	9,872	$ 10,835
Present value of defined benefit obligation | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	$ 4,294	$ 4,098	$ 4,686
Discount rate | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (54)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	42
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	1,321
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (1,081)
Discount rate | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (3)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	682
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (536)
Rate of compensation | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (13)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	14
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(178)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 180
Healthcare cost trend rate | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in pre-tax expense due to reasonably possible decrease in actuarial assumption	$ (29)
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	39
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(450)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 566
Expected life of beneficiaries | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 10
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 302
Expected life of beneficiaries | Other post-employment benefits and other long-term employee benefits (OPEB)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year
Increase (decrease) in pre-tax expense due to reasonably possible increase in actuarial assumption	$ 7
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 162